Consolidated Statements of Cash Flows - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
NET INCOME FOR THE YEAR	$ 593,837	$ 807,482	$ 852,428
Adjustments for non-cash items included in net income	(1,306,901)	(1,456,419)	(1,440,550)
Depreciation and amortization	143,762	129,993	122,055
Impairment of property, plant, and equipment	1,912
Provision for loan losses	429,854	447,071	368,082
Mark to market of trading investments	(125,613)	(20,173)	(18,031)
Income from investments in associates and other companies	(8,763)	(10,310)	(2,383)
Net gain on sale of assets received in lieu of payment	(8,452)	(4,354)	(5,479)
Provision on assets received in lieu of payment	(858)	743	349
Net gain on sale of property, plant and equipment	(5,281)	(6,405)	(673)
Net interest income	(1,093,049)	(1,570,112)	(1,811,351)
Net fee and commission income	(502,640)	(407,268)	(332,751)
Changes in deferred taxes	(131,195)	(52,181)	226,810
Other non-cash items	(6,578)	36,577	12,822
Increase/decrease in operating assets and liabilities	2,028,822	289,949	(6,557)
(Increase)/decrease of loans and accounts receivables from customers, net	(2,047,036)	(2,026,071)	(2,244,100)
(Increase)/decrease of financial investments	(1,908,858)	(647,482)	(2,960,906)
Decrease/ (increase) of interbank loans	(35,372)	(32,527)	18,502
Decrease/(increase) of assets received or awarded in lieu of payment	(5,685)	(1,533)	4,822
Increase/(decrease) of debits in customers checking accounts	(697,222)	(2,673,664)	3,042,985
(Decrease)/increase of time deposits and other time liabilities	3,159,152	2,847,734	(450,736)
(Decrease)/increase of obligations with domestic banks	4,900	40,093	(215,876)
Increase/(decrease) of other demand liabilities or time obligations	(162,301)	(756,337)	190,050
Increase/(decrease) of obligations with foreign banks	1,032,051	25,445	2,061,681
Increase/(decrease) of obligations with Central Bank of Chile	464,784	(27,356)	652,179
(Decrease)/increase of obligations under repurchase agreements	(32,771)	228,721	(883,174)
(Decrease)/increase in other financial liabilities	3,278	110,089	(1,411)
(Decrease)/increase of other assets and liabilities	940,645	1,989,113	(2,535,796)
Redemption of letters of credit	(2,568)	(3,681)	(4,835)
Senior bond issuances	775,171	461,221	1,471,106
Redemption of senior bonds and payments of interest	(266,794)	(1,183,950)	(6,483)
Redemption of mortgage bonds and payments of interest	(7,545)	(6,655)	(289,173)
Redemption of perpetual bond and payments of interest	(28,243)
Payment of interest on lease obligations	(3,601)	(31,118)
Interest received	4,662,944	4,086,656	2,921,097
Interest paid	(4,135,540)	(2,516,544)	(1,109,746)
Dividends received from investments in other companies	2,944	526	506
Fees and commissions received	621,286	729,063	578,604
Fees and commissions paid	(304,797)	(321,794)	(245,853)
Total cash flow (used in) provided by operating activities	1,315,758	(358,988)	(594,679)
B - CASH FLOWS FROM INVESTMENT ACTIVITIES:
Purchases of property, plant, and equipment	(76,426)	(58,393)	(57,995)
Sales of property, plant, and equipment	1,643	18,690	2,498
Purchases of intangible assets	(45,067)	(54,899)	(28,774)
Total cash flow used in investment activities	(117,850)	(94,602)	(84,271)
C - CASH FLOW FROM FINANCING ACTIVITIES:
Dividends paid	(485,191)	(464,977)	(310,468)
Placement of subordinated bond		102,481
Placement of perpetual bond			595,175
Lease obligations paid	(30,101)	(21,827)	(46,046)
Total cash flow used in financing activities	(515,292)	(384,323)	238,661
D – NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS DURING THE YEAR	682,616	(837,913)	(440,289)
E – EFFECTS OF FOREIGN EXCHANGE RATE FLUCTUATIONS	(1,778)	25,904	437,564
F - INITIAL BALANCE OF CASH AND CASH EQUIVALENTS	2,079,886	2,891,895	2,894,620
FINAL BALANCE OF CASH AND CASH EQUIVALENTS	2,760,724	2,079,886	2,891,895
Provision for loan losses for cash flow purposes	429,854	447,071	368,227
Recovery of loans previously charged off	(107,069)	(90,577)	(76,999)
Provision for loan losses – net	$ 322,785	$ 356,494	$ 291,228